UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06576

                            Scudder Advisor Funds III
                            -------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Long Range Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Shares                 Value ($)
                                                                                        ----------------------------------------
Common Stocks 54.8%
Consumer Discretionary 6.5%
Auto Components 0.2%
Dana Corp.                                                                                       5,900                  102,247
Delphi Corp.                                                                                    22,000                  198,440
Goodyear Tire & Rubber Co.*                                                                     24,700                  362,102
Johnson Controls, Inc.                                                                          13,000                  824,720
                                                                                                                     ----------
                                                                                                                      1,487,509

Automobiles 0.3%
Ford Motor Co.                                                                                  71,700                1,049,688
General Motors Corp.                                                                            22,200                  889,332
Harley-Davidson, Inc.                                                                           11,500                  698,625
                                                                                                                     ----------
                                                                                                                      2,637,645

Distributors 0.0%
Genuine Parts Co.                                                                                6,900                  304,014
                                                                                                                     ----------
Hotels Restaurants & Leisure 1.0%
Carnival Corp.                                                                                  30,900                1,780,767
Darden Restaurants, Inc.                                                                        19,000                  527,060
Harrah's Entertainment, Inc.                                                                     4,400                  294,316
Hilton Hotels Corp.                                                                             15,100                  343,374
International Game Technology                                                                   23,900                  821,682
Marriott International, Inc., "A"                                                                8,800                  554,224
McDonald's Corp.                                                                                49,300                1,580,558
Starbucks Corp.*                                                                                15,700                  979,052
Starwood Hotels & Resorts Worldwide, Inc.                                                        8,100                  473,040
Wendy's International, Inc.                                                                      4,500                  176,670
YUM! Brands, Inc.                                                                               11,500                  542,570
                                                                                                                     ----------
                                                                                                                      8,073,313

Household Durables 0.4%
Black & Decker Corp.                                                                             3,200                  282,656
Centex Corp.                                                                                     9,400                  560,052
Fortune Brands, Inc.                                                                             5,600                  432,208
KB Home                                                                                          1,800                  187,920
Leggett & Platt, Inc.                                                                            7,500                  213,225
Maytag Corp.                                                                                     3,100                   65,410
Newell Rubbermaid, Inc.                                                                         25,600                  619,264
Pulte Homes, Inc.                                                                                5,000                  319,000
Snap-on, Inc.                                                                                    2,200                   75,592
The Stanley Works                                                                                3,300                  161,667
Whirlpool Corp.                                                                                  2,600                  179,972
                                                                                                                     ----------
                                                                                                                      3,096,966

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                                     28,200                3,279,096
                                                                                                                     ----------
Leisure Equipment & Products 0.1%
Brunswick Corp.                                                                                  3,800                  188,100
Eastman Kodak Co.                                                                               11,300                  364,425
                                                                                                                     ----------
                                                                                                                        552,525

Media 2.0%
Clear Channel Communications, Inc.                                                               2,700                   90,423
Comcast Corp., "A"*                                                                             87,000                2,895,360
Dow Jones & Co., Inc.                                                                            3,200                  137,792
Gannett Co., Inc.                                                                               10,000                  817,000
Interpublic Group of Companies, Inc.*                                                           16,500                  221,100
Knight-Ridder, Inc.                                                                              8,300                  555,602
McGraw-Hill Companies, Inc.                                                                     11,300                1,034,402
Meredith Corp.                                                                                   1,900                  102,980
News Corp., "A"                                                                                102,500                1,912,650
Time Warner, Inc.*                                                                             179,600                3,491,424
Univision Communications, Inc., "A"*                                                            12,600                  368,802
Viacom, Inc., "B"                                                                               66,900                2,434,491
Walt Disney Co.                                                                                 80,200                2,229,560
                                                                                                                     ----------
                                                                                                                     16,291,586

Multiline Retail 0.5%
Big Lots, Inc.*                                                                                  4,400                   53,372
Dillard's, Inc., "A"                                                                             3,300                   88,671
Federated Department Stores, Inc.                                                                6,600                  381,414
J.C. Penny Co., Inc.                                                                            11,200                  463,680
Kohl's Corp.*                                                                                   13,400                  658,878
Nordstrom, Inc.                                                                                  5,500                  257,015
Target Corp.                                                                                    35,100                1,822,743
                                                                                                                     ----------
                                                                                                                      3,725,773

Specialty Retail 1.3%
AutoNation, Inc.*                                                                               10,300                  197,863
AutoZone, Inc.*                                                                                  3,100                  283,061
Bed Bath & Beyond, Inc.*                                                                        11,800                  469,994
Best Buy Co., Inc.                                                                              17,200                1,022,024
Circuit City Stores, Inc.                                                                       30,000                  469,200
Home Depot, Inc.                                                                                86,100                3,679,914
Lowe's Companies, Inc.                                                                          30,300                1,744,977
Office Depot, Inc.*                                                                             12,300                  213,528
OfficeMax, Inc.                                                                                  3,700                  116,106
RadioShack Corp.                                                                                 6,200                  203,856
Sherwin-Williams Co.                                                                             5,500                  245,465
Staples, Inc.                                                                                   19,500                  657,345
The Gap, Inc.                                                                                   34,400                  726,528
TJX Companies, Inc.                                                                             19,000                  477,470
Toys "R" Us, Inc.*                                                                              21,400                  438,058
                                                                                                                     ----------
                                                                                                                     10,945,389

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*                                                                                    13,600                  767,040
Jones Apparel Group, Inc.                                                                        4,800                  175,584
NIKE, Inc., "B"                                                                                 14,200                1,287,798
Reebok International Ltd.                                                                        2,300                  101,200
VF Corp.                                                                                         4,400                  243,672
                                                                                                                     ----------
                                                                                                                      2,575,294

Consumer Staples 5.5%
Beverages 1.2%
Adolph Coors Co., "B"                                                                            1,500                  113,505
Anheuser-Busch Companies, Inc.                                                                  31,000                1,572,630
Coca-Cola Co.                                                                                   79,000                3,288,770
Coca-Cola Enterprises, Inc.                                                                     35,700                  744,345
Pepsi Bottling Group, Inc.                                                                       9,900                  267,696
PepsiCo, Inc.                                                                                   66,000                3,445,200
                                                                                                                     ----------
                                                                                                                      9,432,146

Food & Staples Retailing 1.6%
Costco Wholesale Corp.                                                                          18,400                  890,744
CVS Corp.                                                                                       15,700                  707,599
Kroger Co.*                                                                                     29,000                  508,660
Safeway, Inc.*                                                                                  17,500                  345,450
SUPERVALU, Inc.                                                                                  5,200                  179,504
Sysco Corp.                                                                                      1,700                   64,889
Wal-Mart Stores, Inc.                                                                          166,100                8,773,402
Walgreen Co.                                                                                    40,100                1,538,637
                                                                                                                     ----------
                                                                                                                     13,008,885

Food Products 0.6%
Archer-Daniels-Midland Co.                                                                      41,800                  932,558
ConAgra Foods, Inc.                                                                             20,200                  594,890
General Mills, Inc.                                                                             21,400                1,064,008
Hershey Foods Corp.                                                                              9,700                  538,738
Kellogg Co.                                                                                     16,200                  723,492
McCormick & Co, Inc.                                                                             5,300                  204,580
Sara Lee Corp.                                                                                   3,200                   77,248
William Wrigley Jr. Co.                                                                          8,800                  608,872
                                                                                                                     ----------
                                                                                                                      4,744,386

Household Products 0.9%
Clorox Co.                                                                                       6,000                  353,580
Colgate-Palmolive Co.                                                                            7,600                  388,816
Kimberly-Clark Corp.                                                                            19,100                1,256,971
Procter & Gamble Co.                                                                            99,400                5,474,952
                                                                                                                     ----------
                                                                                                                      7,474,319

Personal Products 0.4%
Alberto-Culver Co., "B"                                                                         10,900                  529,413
Avon Products, Inc.                                                                             18,500                  715,950
Gillette Co.                                                                                    38,900                1,741,942
                                                                                                                     ----------
                                                                                                                      2,987,305

Tobacco 0.8%
Altria Group, Inc.                                                                              86,200                5,266,820
Reynolds American, Inc.                                                                         10,200                  801,720
UST, Inc.                                                                                       13,800                  663,918
                                                                                                                     ----------
                                                                                                                      6,732,458

Energy 4.0%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.                                                                              13,200                  563,244
BJ Services Co.                                                                                  6,400                  297,856
Halliburton Co.                                                                                 17,400                  682,776
Nabors Industries Ltd.*                                                                         12,700                  651,383
Noble Corp.*                                                                                    10,600                  527,244
Rowan Companies, Inc.*                                                                           4,200                  108,780
Schlumberger Ltd.                                                                               23,100                1,546,545
Transocean, Inc.*                                                                               18,800                  796,932
                                                                                                                     ----------
                                                                                                                      5,174,760

Oil & Gas 3.4%
Amerada Hess Corp.                                                                               3,600                  296,568
Anadarko Petroleum Corp.                                                                        15,100                  978,631
Apache Corp.                                                                                    17,000                  859,690
Ashland, Inc.                                                                                    2,800                  163,464
Burlington Resources, Inc.                                                                      15,400                  669,900
ChevronTexaco Corp.                                                                             66,300                3,481,413
ConocoPhillips                                                                                  31,100                2,700,413
Devon Energy Corp.                                                                              19,100                  743,372
El Paso Corp.                                                                                   25,300                  263,120
EOG Resources, Inc.                                                                              9,600                  685,056
ExxonMobil Corp.                                                                               253,000               12,968,780
Kerr-McGee Corp.                                                                                 5,900                  340,961
Kinder Morgan, Inc.                                                                              4,900                  358,337
Occidental Petroleum Corp.                                                                      15,400                  898,744
Sunoco, Inc.                                                                                     2,900                  236,959
Unocal Corp.                                                                                    10,300                  445,372
Valero Energy Corp.                                                                             10,000                  454,000
Williams Companies, Inc.                                                                        21,900                  356,751
XTO Energy, Inc.                                                                                10,200                  360,978
                                                                                                                     ----------
                                                                                                                     27,262,509

Financials 11.1%
Banks 3.6%
AmSouth Bancorp.                                                                                13,900                  360,010
Bank of America Corp.                                                                          158,400                7,443,216
BB&T Corp.                                                                                      21,600                  908,280
Comerica, Inc.                                                                                   6,600                  402,732
Compass Bancshares, Inc.                                                                         4,800                  233,616
Fifth Third Bancorp.                                                                            22,000                1,040,160
First Horizon National Corp.                                                                     4,900                  211,239
Golden West Financial Corp.                                                                     12,000                  737,040
KeyCorp.                                                                                        16,000                  542,400
M&T Bank Corp.                                                                                   4,600                  496,064
Marshall & Ilsley Corp.                                                                          8,800                  388,960
National City Corp.                                                                             35,900                1,348,045
North Fork Bancorp., Inc.                                                                       18,472                  532,917
PNC Financial Services Group                                                                    11,100                  637,584
Regions Financial Corp.                                                                         18,200                  647,738
Sovereign Bancorp, Inc.                                                                         13,600                  306,680
SunTrust Banks, Inc.                                                                            14,600                1,078,648
US Bancorp.                                                                                     73,200                2,292,624
Wachovia Corp.                                                                                  62,900                3,308,540
Washington Mutual, Inc.                                                                         34,200                1,445,976
Wells Fargo & Co.                                                                               66,300                4,120,545
Zions Bancorp.                                                                                   3,500                  238,105
                                                                                                                     ----------
                                                                                                                     28,721,119

Capital Markets 1.4%
Bank of New York Co., Inc.                                                                      30,400                1,015,968
Bear Stearns Companies, Inc.                                                                     7,500                  767,325
E*TRADE Financial Corp.*                                                                        32,400                  484,380
Federated Investors, Inc., "B"                                                                   4,300                  130,720
Franklin Resources, Inc.                                                                         9,800                  682,570
Goldman Sachs Group, Inc.                                                                       19,000                1,976,760
Janus Capital Group, Inc.                                                                        9,200                  154,652
Lehman Brothers Holdings, Inc.                                                                  13,600                1,189,728
Mellon Financial Corp.                                                                          16,600                  516,426
Merrill Lynch & Co., Inc.                                                                       36,600                2,187,582
Morgan Stanley                                                                                  30,900                1,715,568
T. Rowe Price Group, Inc.                                                                        5,000                  311,000
                                                                                                                     ----------
                                                                                                                     11,132,679

Consumer Finance 0.7%
American Express Co.                                                                            49,200                2,773,404
Capital One Financial Corp.                                                                      9,500                  799,995
MBNA Corp.                                                                                      50,100                1,412,319
Providian Financial Corp.*                                                                      11,500                  189,405
SLM Corp.                                                                                       16,800                  896,952
                                                                                                                     ----------
                                                                                                                      6,072,075

Diversified Financial Services 2.8%
CIT Group, Inc.                                                                                  8,200                  375,724
Citigroup, Inc.                                                                                189,600                9,134,928
Countrywide Financial Corp.                                                                     22,800                  843,828
Fannie Mae                                                                                      38,000                2,705,980
Freddie Mac                                                                                     27,000                1,989,900
JPMorgan Chase & Co.                                                                           139,700                5,449,697
MGIC Investment Corp.                                                                            3,800                  261,858
Moody's Corp.                                                                                    9,900                  859,815
Principal Financial Group, Inc.                                                                 20,700                  847,458
                                                                                                                     ----------
                                                                                                                     22,469,188

Insurance 2.3%
ACE Ltd.                                                                                        11,200                  478,800
AFLAC, Inc.                                                                                     19,800                  788,832
Allstate Corp.                                                                                  26,900                1,391,268
Ambac Financial Group, Inc.                                                                      4,300                  353,159
American International Group, Inc.                                                             102,200                6,711,474
Aon Corp.                                                                                       12,400                  295,864
Chubb Corp.                                                                                      7,500                  576,750
Cincinnati Financial Corp.                                                                      14,600                  646,196
Jefferson-Pilot Corp.                                                                            5,400                  280,584
Lincoln National Corp.                                                                          14,500                  676,860
Loews Corp.                                                                                      7,200                  506,160
Marsh & McLennan Companies, Inc.                                                                20,700                  681,030
MBIA, Inc.                                                                                       5,500                  348,040
MetLife, Inc.                                                                                   29,200                1,182,892
Progressive Corp.                                                                                7,800                  661,752
Prudential Financial, Inc.                                                                      26,500                1,456,440
Safeco Corp.                                                                                     4,900                  255,976
St. Paul Travelers Companies, Inc.                                                               8,500                  315,095
Torchmark Corp.                                                                                  4,200                  239,988
UnumProvident Corp.                                                                             11,600                  208,104
XL Capital Ltd., "A"                                                                             5,500                  427,075
                                                                                                                     ----------
                                                                                                                     18,482,339

Real Estate 0.3%
Apartment Investment & Management Co., "A", (REIT)                                               3,700                  142,598
Archstone-Smith Trust, (REIT)                                                                    7,700                  294,910
Equity Office Properties Trust, (REIT)                                                          15,800                  460,096
Equity Residential, (REIT)                                                                      11,100                  401,598
Plum Creek Timber Co., Inc., (REIT)                                                              7,200                  276,768
ProLogis, (REIT)                                                                                 7,200                  311,976
Simon Property Group, Inc., (REIT)                                                               8,600                  556,162
                                                                                                                     ----------
                                                                                                                      2,444,108

Health Care 6.9%
Biotechnology 0.9%
Amgen, Inc.*                                                                                    55,300                3,547,495
Applera Corp. - Applied Biosystems Group                                                         7,700                  161,007
Biogen Idec, Inc.*                                                                              13,100                  872,591
Chiron Corp.*                                                                                    7,300                  243,309
Genzyme Corp.*                                                                                  14,300                  830,401
Gilead Sciences, Inc.*                                                                          27,000                  944,730
MedImmune, Inc.*                                                                                 9,800                  265,678
                                                                                                                     ----------
                                                                                                                      6,865,211

Health Care Equipment & Supplies 1.4%
Bausch & Lomb, Inc.                                                                              2,100                  135,366
Baxter International, Inc.                                                                      24,200                  835,868
Becton, Dickinson & Co.                                                                         10,000                  568,000
Biomet, Inc.                                                                                     9,900                  429,561
Boston Scientific Corp.*                                                                        43,000                1,528,650
C.R. Bard, Inc.                                                                                  4,100                  262,318
Fisher Scientific International, Inc.*                                                           8,864                  552,936
Guidant Corp.                                                                                   12,600                  908,460
Hospira, Inc.*                                                                                   6,100                  204,350
Medtronic, Inc.                                                                                 47,400                2,354,358
Millipore Corp.*                                                                                 1,900                   94,639
PerkinElmer, Inc.                                                                                5,100                  114,699
St. Jude Medical, Inc.*                                                                         22,400                  939,232
Stryker Corp.                                                                                   15,800                  762,350
Thermo Electron Corp.*                                                                           6,300                  190,197
Waters Corp.*                                                                                    4,700                  219,913
Zimmer Holdings, Inc.*                                                                           9,600                  769,152
                                                                                                                     ----------
                                                                                                                     10,870,049

Health Care Providers & Services 1.1%
Aetna, Inc.                                                                                        500                   62,375
AmerisourceBergen Corp.                                                                            300                   17,604
Cardinal Health, Inc.                                                                            5,400                  314,010
Caremark Rx, Inc.*                                                                              17,800                  701,854
CIGNA Corp.                                                                                      5,200                  424,164
Express Scripts, Inc.*                                                                           7,600                  580,944
HCA, Inc.                                                                                       16,500                  659,340
Health Management Associates, Inc., "A"                                                          9,500                  215,935
Humana, Inc.*                                                                                    6,300                  187,047
Laboratory Corp. of America Holdings*                                                            5,400                  269,028
Manor Care, Inc.                                                                                 3,400                  120,462
McKesson Corp.                                                                                  11,600                  365,052
Medco Health Solutions, Inc.*                                                                   10,700                  445,120
Quest Diagnostics, Inc.                                                                          4,000                  382,200
Tenet Healthcare Corp.*                                                                         18,400                  202,032
UnitedHealth Group, Inc.                                                                        29,700                2,614,491
WellPoint, Inc.*                                                                                13,900                1,598,500
                                                                                                                     ----------
                                                                                                                      9,160,158

Pharmaceuticals 3.5%
Abbott Laboratories                                                                             61,100                2,850,315
Allergan, Inc.                                                                                   8,400                  680,988
Bristol-Myers Squibb Co.                                                                        86,700                2,221,254
Eli Lilly & Co.                                                                                 32,700                1,855,725
Forest Laboratories, Inc.*                                                                      14,500                  650,470
Johnson & Johnson                                                                              116,400                7,382,088
King Pharmaceuticals, Inc.*                                                                      9,500                  117,800
Merck & Co., Inc.                                                                               87,000                2,796,180
Mylan Laboratories, Inc.                                                                        10,600                  187,514
Pfizer, Inc.                                                                                   271,000                7,287,190
Schering-Plough Corp.                                                                           26,300                  549,144
Watson Pharmaceuticals, Inc.*                                                                   12,500                  410,125
Wyeth                                                                                           36,700                1,563,053
                                                                                                                     ----------
                                                                                                                     28,551,846

Industrials 6.5%
Aerospace & Defense 1.1%
Boeing Co.                                                                                      32,900                1,703,233
General Dynamics Corp.                                                                           7,800                  815,880
Goodrich Corp.                                                                                   4,700                  153,408
Honeywell International, Inc.                                                                   33,800                1,196,858
L-3 Communications Holdings, Inc.                                                                4,500                  329,580
Lockheed Martin Corp.                                                                           17,400                  966,570
Northrop Grumman Corp.                                                                          14,400                  782,784
Raytheon Co.                                                                                    17,700                  687,291
Rockwell Collins, Inc.                                                                           6,900                  272,136
United Technologies Corp.                                                                       20,000                2,067,000
                                                                                                                     ----------
                                                                                                                      8,974,740

Air Freight & Logistics 0.6%
FedEx Corp.                                                                                     11,700                1,152,333
Ryder System, Inc.                                                                               2,500                  119,425
United Parcel Service, Inc., "B"                                                                44,000                3,760,240
                                                                                                                     ----------
                                                                                                                      5,031,998

Airlines 0.1%
Delta Air Lines, Inc.*                                                                           5,100                   38,148
Southwest Airlines Co.                                                                          30,600                  498,168
                                                                                                                     ----------
                                                                                                                        536,316

Building Products 0.1%
American Standard Companies, Inc.*                                                               8,400                  347,088
                                                                                                                     ----------
Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc.*                                                                  12,600                  116,928
Apollo Group, Inc., "A"*                                                                         7,200                  581,112
Avery Dennison Corp.                                                                             4,400                  263,868
Cendant Corp.                                                                                   56,700                1,325,646
Cintas Corp.                                                                                     6,700                  293,929
Equifax, Inc.                                                                                    5,300                  148,930
H&R Block, Inc.                                                                                  6,400                  313,600
Monster Worldwide, Inc.*                                                                         4,700                  158,108
Pitney Bowes, Inc.                                                                               9,000                  416,520
R.R. Donnelley & Sons Co.                                                                       18,700                  659,923
Waste Management, Inc.                                                                          22,500                  673,650
                                                                                                                     ----------
                                                                                                                      4,952,214

Electrical Equipment 0.2%
American Power Conversion Corp.                                                                  7,500                  160,500
Cooper Industries, Ltd., "A"                                                                     3,600                  244,404
Emerson Electric Co.                                                                            16,500                1,156,650
Power-One, Inc.*                                                                                 3,300                   29,436
Rockwell Automation, Inc.                                                                        7,200                  356,760
                                                                                                                     ----------
                                                                                                                      1,947,750

Industrial Conglomerates 2.6%
3M Co.                                                                                          22,500                1,846,575
General Electric Co.                                                                           414,700               15,136,550
Textron, Inc.                                                                                    5,400                  398,520
Tyco International Ltd.                                                                         88,700                3,170,138
                                                                                                                     ----------
                                                                                                                     20,551,783

Machinery 0.9%
Caterpillar, Inc.                                                                               13,400                1,306,634
Cummins, Inc.                                                                                    1,800                  150,822
Danaher Corp.                                                                                   12,100                  694,661
Deere & Co.                                                                                     14,500                1,078,800
Dover Corp.                                                                                      8,000                  335,520
Eaton Corp.                                                                                      6,000                  434,160
Illinois Tool Works, Inc.                                                                       11,600                1,075,088
Ingersoll-Rand Co., "A"                                                                          6,700                  538,010
ITT Industries, Inc.                                                                             3,600                  304,020
Navistar International Corp.*                                                                    2,700                  118,746
PACCAR, Inc.                                                                                     6,800                  547,264
Pall Corp.                                                                                       4,900                  141,904
Parker-Hannifin Corp.                                                                            9,400                  711,956
                                                                                                                     ----------
                                                                                                                      7,437,585

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.                                                              14,800                  700,188
CSX Corp.                                                                                        8,400                  336,672
Norfolk Southern Corp.                                                                          15,500                  560,945
Union Pacific Corp.                                                                             10,200                  685,950
                                                                                                                     ----------
                                                                                                                      2,283,755

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                                                              3,500                  233,170
                                                                                                                     ----------
Information Technology 9.0%
Communications Equipment 1.5%
ADC Telecommunications, Inc.*                                                                   31,800                   85,224
Andrew Corp.*                                                                                   32,300                  440,249
Avaya, Inc.*                                                                                    33,500                  576,200
CIENA Corp.*                                                                                    22,500                   75,150
Cisco Systems, Inc.*                                                                           258,200                4,983,260
Comverse Technologies, Inc.*                                                                     7,800                  190,710
Corning, Inc.*                                                                                  55,000                  647,350
JDS Uniphase Corp.*                                                                             56,700                  179,739
Lucent Technologies, Inc.*                                                                     173,400                  651,984
Motorola, Inc.                                                                                  95,500                1,642,600
QUALCOMM, Inc.                                                                                  64,300                2,726,320
Scientific-Atlanta, Inc.                                                                         6,000                  198,060
Tellabs, Inc.*                                                                                  18,100                  155,479
                                                                                                                     ----------
                                                                                                                     12,552,325

Computers & Peripherals 2.3%
Apple Computer, Inc.*                                                                           19,900                1,281,560
Dell, Inc.*                                                                                    105,900                4,462,626
EMC Corp.*                                                                                      94,000                1,397,780
Gateway, Inc.*                                                                                  14,700                   88,347
Hewlett-Packard Co.                                                                             87,000                1,824,390
International Business Machines Corp.                                                           65,300                6,437,274
Lexmark International, Inc., "A"*                                                                9,200                  782,000
NCR Corp.*                                                                                       7,500                  519,225
Network Appliance, Inc.*                                                                        24,800                  823,856
QLogic Corp.*                                                                                    3,700                  135,901
Sun Microsystems, Inc.*                                                                        131,900                  709,622
                                                                                                                     ----------
                                                                                                                     18,462,581

Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*                                                                     19,100                  460,310
Jabil Circuit, Inc.*                                                                            21,900                  560,202
Molex, Inc.                                                                                      7,500                  225,000
Sanmina-SCI Corp.*                                                                              20,500                  173,635
Solectron Corp.*                                                                                38,000                  202,540
Symbol Technologies, Inc.                                                                        9,500                  164,350
                                                                                                                     ----------
                                                                                                                      1,786,037

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                                   53,900                2,030,952
                                                                                                                     ----------
IT Consulting & Services 0.6%
Affiliated Computer Services, Inc., "A"*                                                        10,900                  656,071
Automatic Data Processing, Inc.                                                                 22,900                1,015,615
Computer Sciences Corp.*                                                                         7,400                  417,138
Convergys Corp.*                                                                                 5,600                   83,944
Electronic Data Systems Corp.                                                                   20,200                  466,620
First Data Corp.                                                                                32,500                1,382,550
Fiserv, Inc.*                                                                                    7,700                  309,463
Sabre Holdings Corp.                                                                             5,400                  119,718
SunGard Data Systems, Inc.*                                                                     11,400                  322,962
Unisys Corp.*                                                                                   13,200                  134,376
                                                                                                                     ----------
                                                                                                                      4,908,457

Office Electronics 0.1%
Xerox Corp.*                                                                                    37,400                  636,174
                                                                                                                     ----------
Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc.*                                                                   27,300                  601,146
Altera Corp.*                                                                                   27,700                  573,390
Applied Materials, Inc.*                                                                        66,600                1,138,860
Applied Micro Circuits Corp.*                                                                   12,000                   50,520
Broadcom Corp., "A"*                                                                            12,900                  416,412
Freescale Semiconductor, Inc., "B"*                                                             30,112                  552,857
Intel Corp.                                                                                    219,300                5,129,427
KLA-Tencor Corp.*                                                                                7,800                  363,324
Linear Technology Corp.                                                                         12,100                  468,996
LSI Logic Corp.*                                                                                15,100                   82,748
Maxim Integrated Products, Inc.                                                                 12,800                  542,592
Micron Technology, Inc.*                                                                        53,000                  654,550
Novellus Systems, Inc.*                                                                          5,500                  153,395
NVIDIA Corp.*                                                                                    6,600                  155,496
PMC-Sierra, Inc.*                                                                                7,000                   78,750
Teradyne, Inc.*                                                                                  7,600                  129,732
Texas Instruments, Inc.                                                                         67,700                1,666,774
                                                                                                                     ----------
                                                                                                                     12,758,969

Software 2.5%
Adobe Systems, Inc.                                                                              9,400                  589,756
Autodesk, Inc.                                                                                   9,000                  341,550
BMC Software, Inc.*                                                                              8,800                  163,680
Citrix Systems, Inc.*                                                                           20,900                  512,677
Computer Associates International, Inc.                                                         23,000                  714,380
Compuware Corp.*                                                                                15,200                   98,344
Electronic Arts, Inc.*                                                                          12,000                  740,160
Intuit, Inc.*                                                                                    7,300                  321,273
Mercury Interactive Corp.*                                                                       9,200                  419,060
Microsoft Corp.                                                                                426,400               11,389,144
Novell, Inc.*                                                                                   14,800                   99,900
Oracle Corp.*                                                                                  201,100                2,759,092
Parametric Technology Corp.*                                                                    70,800                  417,012
Siebel Systems, Inc.*                                                                           19,900                  208,950
Symantec Corp.*                                                                                 24,900                  641,424
VERITAS Software Corp.*                                                                         16,500                  471,075
                                                                                                                     ----------
                                                                                                                     19,887,477

Materials 1.7%
Chemicals 0.9%
Air Products & Chemicals, Inc.                                                                   8,900                  515,933
Dow Chemical Co.                                                                                37,000                1,831,870
E.I. du Pont de Nemours & Co.                                                                   25,400                1,245,870
Eastman Chemical Co.                                                                             3,000                  173,190
Ecolab, Inc.                                                                                    10,100                  354,813
Great Lakes Chemical Corp.                                                                       2,100                   59,829
Hercules, Inc.*                                                                                 28,100                  417,285
International Flavors & Fragrances, Inc.                                                         3,700                  158,508
Monsanto Co.                                                                                    10,300                  572,165
PPG Industries, Inc.                                                                             6,700                  456,672
Praxair, Inc.                                                                                   12,700                  560,705
Rohm & Haas Co.                                                                                  8,900                  393,647
Sigma-Aldrich Corp.                                                                              2,700                  163,242
                                                                                                                     ----------
                                                                                                                      6,903,729

Construction Materials 0.0%
Vulcan Materials Co.                                                                             4,000                  218,440
                                                                                                                     ----------
Containers & Packaging 0.1%
Ball Corp.                                                                                      12,400                  545,352
Pactiv Corp.*                                                                                    5,800                  146,682
Sealed Air Corp.*                                                                                3,300                  175,791
                                                                                                                     ----------
                                                                                                                        867,825

Metals & Mining 0.3%
Alcoa, Inc.                                                                                     34,100                1,071,422
Newmont Mining Corp.                                                                            17,400                  772,734
Nucor Corp.                                                                                     12,700                  664,718
United States Steel Corp.                                                                        4,400                  225,500
                                                                                                                     ----------
                                                                                                                      2,734,374

Paper & Forest Products 0.4%
Georgia-Pacific Corp.                                                                           10,100                  378,548
International Paper Co.                                                                         19,100                  802,200
Louisiana-Pacific Corp.                                                                          4,300                  115,025
MeadWestvaco Corp.                                                                              18,400                  623,576
Weyerhaeuser Co.                                                                                14,700                  988,134
                                                                                                                     ----------
                                                                                                                      2,907,483

Telecommunication Services 1.9%
Diversified Telecommunication Services 1.7%
ALLTEL Corp.                                                                                    18,000                1,057,680
AT&T Corp.                                                                                      31,200                  594,672
BellSouth Corp.                                                                                 71,900                1,998,101
CenturyTel, Inc.                                                                                 5,300                  187,991
Citizens Communications Co.                                                                     13,200                  182,028
Qwest Communications International, Inc.*                                                       71,300                  316,572
SBC Communications, Inc.                                                                       130,100                3,352,677
Sprint Corp.                                                                                    57,700                1,433,845
Verizon Communications, Inc.                                                                   108,600                4,399,386
                                                                                                                     ----------
                                                                                                                     13,522,952

Wireless Telecommunication Services 0.2%
Nextel Communications, Inc., "A"*                                                               55,400                1,662,000
                                                                                                                     ----------
Utilities 1.7%
Electric Utilities 1.1%
Allegheny Energy, Inc.*                                                                          5,400                  106,434
American Electric Power Co.                                                                     15,500                  532,270
CenterPoint Energy, Inc.                                                                        12,000                  135,600
Cinergy Corp.                                                                                    7,200                  299,736
Consolidated Edison, Inc.                                                                        9,500                  415,625
DTE Energy Co.                                                                                   6,800                  293,284
Edison International                                                                            12,800                  409,984
Entergy Corp.                                                                                    8,800                  594,792
Exelon Corp.                                                                                    26,000                1,145,820
FirstEnergy Corp.                                                                               12,900                  509,679
FPL Group, Inc.                                                                                  7,200                  538,200
PG&E Corp.*                                                                                     15,900                  529,152
Pinnacle West Capital Corp.                                                                      3,600                  159,876
PPL Corp.                                                                                        7,500                  399,600
Progress Energy, Inc.                                                                            9,700                  438,828
Southern Co.                                                                                    29,000                  972,080
TECO Energy, Inc.                                                                                7,800                  119,652
TXU Corp.                                                                                       13,500                  871,560
Xcel Energy, Inc.                                                                               15,700                  285,740
                                                                                                                     ----------
                                                                                                                      8,757,912

Gas Utilities 0.1%
KeySpan Corp.                                                                                    6,400                  252,480
NiSource, Inc.                                                                                  10,600                  241,468
Peoples Energy Corp.                                                                             1,500                   65,925
                                                                                                                     ----------
                                                                                                                        559,873

Multi-Utilities 0.5%
AES Corp.*                                                                                      25,500                  348,585
Calpine Corp.*                                                                                  21,000                   82,740
CMS Energy Corp.*                                                                                7,600                   79,420
Constellation Energy Group, Inc.                                                                 6,900                  301,599
Dominion Resources, Inc.                                                                        13,000                  880,620
Duke Energy Corp.                                                                               37,500                  949,875
Dynegy, Inc., "A"*                                                                              14,900                   68,838
Public Service Enterprise Group, Inc.                                                           16,100                  833,497
Sempra Energy                                                                                   18,800                  689,584
                                                                                                                     ----------
                                                                                                                      4,234,758


Total Common Stocks (Cost $370,426,615)                                                                             442,243,367
                                                                                                                    -----------

                                                                                             Principal
                                                                                             Amount ($)                Value ($)

Corporate Bonds 5.6%
Consumer Discretionary 0.3%
Auburn Hills Trust, 12.375%, 5/1/2020                                                          113,000                  177,237
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                               1,225,000                1,510,543
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                                   195,000                  227,785
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                             665,000                  679,199
General Motors Corp., 8.375%, 7/15/2033                                                        245,000                  253,840
                                                                                                                     ----------
                                                                                                                      2,848,604

Energy 0.7%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                                 700,000                  832,013
Eastern Energy Ltd., 144A, 7.25%, 12/1/2016                                                  2,875,000                3,388,317
Enterprise Products Operating LP, 7.5%, 2/1/2011                                               535,000                  606,580
Pemex Project Funding Master Trust, 144A, 3.79%**, 6/15/2010 (c)                               945,000                  969,570
                                                                                                                     ----------
                                                                                                                      5,796,480

Financials 2.9%
Agfirst Farm Credit Bank, 8.393%**, 12/15/2016                                               2,810,000                3,235,889
American General Finance Corp.:
Series H, 4.0%, 3/15/2011 (c)                                                                  860,000                  834,032
4.625%, 9/1/2010                                                                             1,345,000                1,345,253
Capital One Bank, 4.875%, 5/15/2008                                                             85,000                   87,297
Duke Capital LLC, 4.302%, 5/18/2006                                                          1,357,000                1,373,379
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                              1,260,000                1,287,899
6.875%, 2/1/2006                                                                             3,288,000                3,387,297
General Motors Acceptance Corp.:
5.625%, 5/15/2009 (c)                                                                          430,000                  430,016
6.75%, 1/15/2006                                                                               966,000                  991,000
6.875%, 9/15/2011                                                                              763,000                  781,917
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                                    880,000                  870,791
HSBC Bank USA, 5.875%, 11/1/2034                                                               810,000                  820,204
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                         1,260,000                1,255,062
Morgan Stanley, 4.0%, 1/15/2010 (c)                                                            884,000                  873,958
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                          785,000                  847,566
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                                 865,000                  933,351
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                    1,500,000                1,473,135
Republic New York Corp., 5.875%, 10/15/2008                                                    630,000                  670,559
Wells Fargo & Co., 4.2%, 1/15/2010                                                           1,646,000                1,652,689
                                                                                                                     ----------
                                                                                                                     23,151,294

Health Care 0.3%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                            1,895,000                2,217,154
                                                                                                                     ----------
Industrials 0.0%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%,
12/15/2011                                                                                     119,382                  129,581
                                                                                                                     ----------
Materials 0.1%
Lubrizol Corp., 6.5%, 10/1/2034                                                              1,148,000                1,169,189
                                                                                                                     ----------
Telecommunication Services 0.3%
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                                  1,045,000                1,110,277
BellSouth Corp., 5.2%, 9/15/2014                                                               935,000                  952,973
                                                                                                                     ----------
                                                                                                                      2,063,250

Utilities 1.0%
Consumers Energy Co., 6.25%, 9/15/2006                                                       1,885,000                1,968,051
Dayton Power & Light Co., 144A, 5.125%, 10/1/2013                                            1,045,000                1,067,658
Old Dominion Electric, 6.25%, 6/1/2011                                                       2,605,000                2,866,964
Pedernales Electric Cooperative, Series 2002-A, 144A,
6.202%, 11/15/2032                                                                           1,730,000                1,861,272
                                                                                                                     ----------
                                                                                                                      7,763,945


Total Corporate Bonds (Cost $43,004,793)                                                                             45,139,497
                                                                                                                     ----------


Asset Backed 2.3%
Automobile Receivables 0.9%
Drive Auto Receivables Trust:
A3, Series 2004-1, 144A, 3.5%, 8/15/2008                                                     1,515,000                1,518,551
A4, Series 2002-1, 144A, 4.09%, 1/15/2008                                                    1,265,000                1,272,086
MMCA Automobile Trust:
A4, Series 2002-2, 4.3%, 3/15/2010                                                           2,318,708                2,327,125
A4, Series 2001-4, 4.92%, 8/15/2007                                                            710,832                  716,122
B, Series 2002-1, 5.37%, 1/15/2010                                                             410,626                  414,866
Ryder Vehicle Lease Trust, "A4", Series 2001-A, 5.81%,
8/15/2006                                                                                      553,831                  555,583
                                                                                                                     ----------
                                                                                                                      6,804,333

Home Equity Loans 1.3%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%,
3/25/2015                                                                                    1,467,548                1,544,533
Centex Home Equity, "AF6", Series 2004-D, 4.67%, 9/25/2034                                   1,260,000                1,256,679
Conseco Finance, "AF6", Series 2000-B, 7.8%, 5/15/2020                                       1,806,798                1,842,211
Countrywide Asset-Backed Certificates, "2AV2", Series 2004-7,
2.768%**, 5/25/2033                                                                          1,970,000                1,970,518
Countrywide Home Equity Loan Trust, "A2", Series 2004-0,
2.683%**, 2/15/2034                                                                          3,666,675                3,666,036
Long Beach Mortgage Loan Trust, "N1", Series 2003-4, 144A,
6.535%, 8/25/2033                                                                              109,006                  109,107
Novastar NIM Trust, "Note", Series 2004-N1, 144A, 4.458%,
2/26/2034                                                                                       32,740                   32,790
                                                                                                                     ----------
                                                                                                                     10,421,874

Manufactured Housing Receivables 0.1%
Greenpoint Manufactured Housing, "A3", Series 1999-5, 7.33%,
8/15/2020                                                                                    1,087,424                1,093,485
                                                                                                                     ----------

Total Asset Backed (Cost $18,298,476)                                                                                18,319,692
                                                                                                                     ----------


Foreign Bonds - US$ Denominated 3.3%
Energy 0.1%
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                                 510,000                  642,600
                                                                                                                     ----------
Financials 1.7%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                                   1,119,228                1,155,950
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030                                  1,927,000                2,544,523
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                             230,000                  236,831
Korea First Bank, 144A, 5.75%**, 3/10/2013                                                     499,000                  518,951
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                                   2,875,000                2,883,392
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                                     2,050,000                2,188,682
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                           1,140,000                1,119,679
Westfield Capital Corp.:
144A, 4.375%, 11/15/2010                                                                       220,000                  217,594
144A, 5.125%, 11/15/2014                                                                     2,760,000                2,746,738
                                                                                                                     ----------
                                                                                                                     13,612,340

Industrials 0.9%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                                 2,690,000                3,106,009
Tyco International Group SA:
6.75%, 2/15/2011                                                                             2,318,000                2,597,986
6.875%, 1/15/2029                                                                              587,000                  672,415
7.0%, 6/15/2028                                                                                563,000                  654,565
                                                                                                                     ----------
                                                                                                                      7,030,975

Materials 0.3%
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                              1,125,000                1,249,998
Stora Enso Oyj, 7.375%, 5/15/2011                                                            1,110,000                1,273,707
                                                                                                                     ----------
                                                                                                                      2,523,705

Sovereign Bonds 0.1%
United Mexican States:
Series A, 6.75%, 9/27/2034 (c)                                                                 455,000                  449,312
8.375%, 1/14/2011                                                                              150,000                  176,175
8.625%, 3/12/2008                                                                              265,000                  300,775
                                                                                                                     ----------
                                                                                                                        926,262

Telecommunication Services 0.2%
America Movil SA de CV, 5.5%, 3/1/2014                                                         805,000                  795,263
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                                 875,000                  857,272
                                                                                                                     ----------
                                                                                                                      1,652,535


Total Foreign Bonds - US$ Denominated (Cost $25,464,863)                                                             26,388,417
                                                                                                                     ----------


US Government Agency Sponsored Pass-Throughs 2.9%
Federal Home Loan Mortgage Corp.:
5.0%, 9/1/2033                                                                               1,170,412                1,164,728
6.0%, 10/1/2033                                                                                814,960                  842,234
Federal National Mortgage Association:
4.5% with various maturities from 11/1/2018 until 6/1/2033 (g)                               1,082,109                1,058,456
5.0% with various maturities from 2/1/2018 until 3/1/2034 (g)                                5,921,264                5,982,594
5.5% with various maturities from 2/1/2018 until 5/1/2034 (g)                                6,461,389                6,587,796
6.0% with various maturities from 3/1/2015 until 7/1/2032 (g)                                3,529,561                3,668,971
6.468%, 6/1/2009                                                                             1,819,042                1,954,553
6.5%, 11/1/2033                                                                              1,013,148                1,062,822
7.13%, 1/1/2012                                                                              1,129,832                1,192,760
9.0%, 11/1/2030                                                                                165,122                  181,541
                                                                                                                     ----------
Total US Government Agency Sponsored Pass-Throughs (Cost $22,939,972)                                                23,696,455



Commercial and Non-Agency Mortgage-Backed Securities 2.7%
Banc of America Commercial Mortgage, Inc., "A5", Series 2004-3,
5.306%, 6/10/2039                                                                            2,710,000                2,837,899
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2,
6.75%, 8/25/2034                                                                             2,380,225                2,480,634
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1,
6.0%, 2/25/2034                                                                                597,116                  605,371
DLJ Mortgage Acceptance Corp.:
A1B, Series 1997-CF2, 144A, 6.82%, 10/15/2030                                                1,085,950                1,154,690
A1B, Series 1997-CF1,144A, 7.6%, 5/15/2030                                                     945,380                1,001,042
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                            1,557,753                1,648,016
Master Alternative Loan Trust, "5A1", Series 2004-3, 6.5%,
3/25/2034                                                                                      756,825                  785,916
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%,
4/25/2034                                                                                      704,889                  736,387
Master Asset Securitization Trust, "8A1", Series 2003-6,
5.5%, 7/25/2033                                                                              1,050,845                1,059,383
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%,
1/15/2028                                                                                    1,990,477                2,035,654
Residential Asset Securitization Trust, "A1", Series 2003-A11,
4.25%, 11/25/2033                                                                            1,898,615                1,902,673
TIAA Real Estate CDO Ltd., "A2", Series 2001-C1A, 144A,
6.3%, 6/19/2021                                                                                839,889                  891,417
Wachovia Bank Commercial Mortgage Trust, "A5", Series 2004-C11,
5.215%, 1/15/2041                                                                              653,000                  672,300
Washington Mutual:
A6, Series 2004-AR4, 3.812%, 6/25/2034                                                       1,410,000                1,387,918
A6, Series 2004-AR5, 3.862%, 6/25/2034                                                       1,475,000                1,452,661
Washington Mutual Mortgage Securities Corp., "4A1",
Series 2002-S7, 4.5%, 11/25/2032                                                               271,549                  272,074
Wells Fargo Mortgage Backed Securities Trust, "1A1",
Series 2003-6, 5.0%, 6/25/2018                                                               1,279,614                1,290,810

Total Commercial and Non-Agency Mortgage-Backed Securities                                                           ----------
(Cost $22,401,921)                                                                                                   22,214,845



Collateralized Mortgage Obligations 8.2%
Fannie Mae Grantor Trust:
A2, Series 2002-T16, 7.0%, 7/25/2042                                                         1,167,175                1,236,838
A2, Series 2002-T19, 7.0%, 7/25/2042                                                         1,100,307                1,165,978
Fannie Mae Whole Loan:
1A3, Series 2003-W18, 4.732%, 8/25/2043                                                      1,290,000                1,296,220
1A3, Series 2003-W19, 4.783%, 11/25/2033                                                     1,270,000                1,277,528
2A, Series 2003-W8, 7.0%, 10/25/2042                                                         1,497,342                1,579,645
2A, Series 2002-W1, 7.5%, 2/25/2042                                                          1,003,576                1,072,131
5A, Series 2004-W2, 7.5%, 3/25/2044                                                          1,347,510                1,442,408
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                             1,399,000                1,395,149
OK, Series 2707, 3.5%, 5/15/2010                                                             2,354,204                2,360,705
PA, Series 2786, 3.5%, 10/15/2010                                                            1,374,000                1,377,378
PV, Series 2726, 3.5%, 4/15/2026                                                             1,770,000                1,764,729
QA, Series 2649, 3.5%, 3/15/2010                                                             2,187,613                2,193,749
PB , Series 2727, 4.25%, 4/15/2023                                                           2,315,000                2,329,839
LC, Series 2682, 4.5%, 7/15/2032                                                             1,890,000                1,826,192
TG, Series 2690, 4.5%, 4/15/2032                                                             1,220,000                1,179,159
WH, Series 2557, 4.5%, 8/15/2009                                                             1,536,528                1,548,402
1A2B, Series T-48, 4.688%, 7/25/2022                                                           114,355                  114,361
HG, Series 2543, 4.75%, 9/15/2028                                                            1,156,933                1,166,836
BG, Series 2640, 5.0%, 2/15/2032                                                             2,330,000                2,338,814
EG, Series 2836, 5.0%, 12/15/2032                                                            2,685,000                2,662,319
JD, Series 2778, 5.0%, 12/15/2032                                                            4,015,000                3,989,915
PD, Series 2783, 5.0%, 1/15/2033                                                             1,300,000                1,289,187
PE, Series 2777, 5.0%, 4/15/2033                                                             2,765,000                2,746,287
PE, Series 2378, 5.5%, 11/15/2016                                                            1,495,000                1,556,282
PE, Series 2512, 5.5%, 2/15/2022                                                             1,725,000                1,791,198
BD, Series 2453, 6.0%, 5/15/2017                                                             1,000,000                1,043,419
3A, Series T-41, 7.5%, 7/25/2032                                                             1,950,670                2,079,539
Federal National Mortgage Association:
A2, Series 2003-63, 2.34%, 7/25/2044                                                           915,047                  912,754
TU, Series 2003-122, 4.0%, 5/25/2016                                                         1,690,000                1,706,494
NE, Series 2004-52, 4.5%, 7/25/2033                                                          1,309,000                1,243,715
QG, Series 2004-29, 4.5%, 12/25/2032                                                         1,450,000                1,378,877
UK, Series 2003-9, 4.5%, 11/25/2016                                                            909,712                  910,501
WB, Series 2003-106, 4.5%, 10/25/2015                                                        1,860,000                1,887,698
A2, Series 2002-W10, 4.7%, 8/25/2042                                                             7,207                    7,200
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                       2,539,673                2,545,813
KY, Series 2002-55, 4.75%, 4/25/2028                                                           149,658                  149,419
KH, Series 2003-92, 5.0%, 3/25/2032                                                          1,230,000                1,216,553
MC, Series 2002-56, 5.5%, 9/25/2017                                                          1,075,066                1,106,804
MG, Series 2002-2, 6.0%, 2/25/2017                                                           2,660,000                2,760,382
VD, Series 2002-56, 6.0%, 4/25/2020                                                             51,887                   52,780
A2, Series 1998-M1, 6.25%, 1/25/2008                                                         1,360,207                1,433,722
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                           666,144                  705,903
A2, Series 2002-T4, 7.0%, 12/25/2041                                                         1,392,294                1,475,393
Government National Mortgage Association, "GD",
Series 2004-26, 5.0%, 11/16/2032                                                             1,304,000                1,303,173
                                                                                                                     ----------
Total Collateralized Mortgage Obligations (Cost $66,616,847)                                                         66,621,388



Municipal Investments 2.4%
California, Urban Industrial Development Agency, Series 1A,
4.5%, 5/1/2010 (e)                                                                           2,550,000                2,567,289
Delaware River, DE, Port Authority, Port District Project,
Series A, 7.27%, 1/1/2007 (e)                                                                  930,000                  996,504
Hudson County, NJ, Improvement Authority Lease Revenue,
Weehawken Pershing Road, 5.72%, 3/1/2034 (e)                                                   880,000                  899,457
Illinois, State General Obligation, 4.95%, 6/1/2023                                          1,670,000                1,622,756
Kentucky, Multi-Family Housing Revenue, Housing Assistance Corp.,
Series B, 7.2%, 2/1/2006                                                                       120,000                  120,331
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water
Supply Steam, Series B, 7.3%, 7/1/2006 (e)                                                   3,155,000                3,337,517
Mount Laurel Township, NJ, Municipal Utilities Authority,
Utilities System Revenue, Series B, 3.9%, 7/1/2010 (e)                                         950,000                  933,157
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation,
Series C, 5.81%, 9/1/2019 (e)                                                                2,300,000                2,363,986
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment &
Housing Authority, Series T, 6.6%, 7/1/2015                                                  1,985,000                2,191,817
Washington:
Industrial Development Revenue, Series A, 2.5%, 10/1/2007 (e)                                3,130,000                3,034,065
Industrial Development Revenue, Economic Development Financial
Authority, CSC Taco LLC Project, Series A, 3.8%, 10/1/2011 (e)                               1,105,000                1,067,342
                                                                                                                     ----------
Total Municipal Investments (Cost $18,775,569)                                                                       19,134,221



Government National Mortgage Association 0.6%
Government National Mortgage Association:
5.0%, 12/16/2032                                                                             1,955,000                1,951,481
6.0% with various maturities from 10/15/2033 until 7/20/2034                                 2,479,207                2,568,867
                                                                                                                     ----------
Total Government National Mortgage Association (Cost $4,531,176)                                                      4,520,348



US Government Backed 7.3%
US Treasury Bill:                                                                              415,000                  412,977
2.15%***, 3/24/2005 (f)
1.78%***, 1/20/2005 (f)                                                                      5,310,000                5,305,012
US Treasury Bond:
6.0%, 2/15/2026 (c)                                                                         11,232,000               12,866,346
7.25%, 5/15/2016 (c)                                                                         2,961,000                3,706,340
US Treasury Note:
1.5%, 3/31/2006 (c)                                                                         10,586,000               10,413,152
3.125%, 10/15/2008 (c)                                                                       1,521,000                1,504,780
3.25%, 1/15/2009 (c)                                                                        22,070,000               21,878,609
4.25%, 11/15/2013                                                                            2,500,000                2,515,722
                                                                                                                     ----------
Total US Government Backed (Cost $58,384,546)                                                                        58,602,938



                                                                                                Shares                 Value ($)
                                                                                                ------                 ---------
Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 2.25% (b)(d)
(Cost $54,286,823)                                                                          54,286,823               54,286,823
                                                                                                                     ----------

Cash Equivalents 7.3%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $58,789,951)                                                                          58,789,951               58,789,952
                                                                                                                     ----------

                                                                                                  % of
                                                                                            Net Assets                 Value ($)
                                                                                            ----------                 ---------

Total Investment Portfolio  (Cost $763,921,552)                                                  104.1              839,957,943
Other Assets and Liabilities, Net                                                                 -4.1              -32,994,818
                                                                                                                    -----------
Net Assets                                                                                       100.0              806,963,125
                                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $53,329,074, which is 6.6% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                            As of % of Total
Insurance Coverage                                        Investment Portfolio
--------------------------------------------------------------------------------
AMBAC               AMBAC Assurance Corp.                         0.1
--------------------------------------------------------------------------------
FSA                 Financial Security Assurance                  0.1
--------------------------------------------------------------------------------
MBIA                Municipal Bond Investors Assurance            1.3
--------------------------------------------------------------------------------
XLCA                XL Capital Assurance                          0.3
--------------------------------------------------------------------------------

(f) At December 31, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Mortgage dollar rolls included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At December 31, 2004, open futures contracts purchased were as follows:

                                     Expiration                    Aggregate                               Unrealized
Futures                                 Date       Contracts    Face Value ($)          Value           Appreciation ($)
---------------------------------------------------------------------------------------------------------------------------------
Share Price Index 200                 3/17/2005        3               230,829           238,462              7,633
---------------------------------------------------------------------------------------------------------------------------------
Topix Index                           3/10/2005       175           18,780,692        19,597,199            816,507
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         3/17/2005        2               593,496           606,850             13,354
---------------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                           837,494
---------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, open futures contracts sold were as follows:


                                      Expiration                                                          Unrealized
Futures                                  Date     Contracts    Face Value ($)          Value           Depreciation ($)
--------------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes              3/21/2005     702           78,245,384         78,580,125            334,741
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                          3/17/2005      3               897,136            910,275             13,139
--------------------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation                                                                           347,880
--------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                                  Unrealized
        Contracts to Deliver                                 In Exchange For                 Date              Appreciation
----------------------------------------------------------------------------------------------------------------------------
USD                                        513,417 JPY                  52,597,000         1/4/2005                      19
----------------------------------------------------------------------------------------------------------------------------
JPY                                    124,291,000 USD                   1,213,945         1/4/2005                     654
----------------------------------------------------------------------------------------------------------------------------
JPY                                    408,420,000 USD                   3,997,690         2/2/2005                   2,670
----------------------------------------------------------------------------------------------------------------------------
EUR                                      4,936,000 USD                   6,729,002         2/2/2005                  18,182
----------------------------------------------------------------------------------------------------------------------------
USD                                      1,407,346 NZD                   1,979,000         1/5/2005                  21,226
----------------------------------------------------------------------------------------------------------------------------
USD                                     12,683,725 NZD                  17,672,000         2/2/2005                  30,473
----------------------------------------------------------------------------------------------------------------------------
USD                                      1,093,777 AUD                   1,441,000         1/4/2005                  35,435
----------------------------------------------------------------------------------------------------------------------------
GBP                                      4,457,000 USD                   8,598,132         1/4/2005                  43,542
----------------------------------------------------------------------------------------------------------------------------
USD                                      2,157,273 EUR                   1,620,000         1/4/2005                  44,770
----------------------------------------------------------------------------------------------------------------------------
USD                                      1,675,556 CAD                   2,067,000         1/4/2005                  49,561
----------------------------------------------------------------------------------------------------------------------------
USD                                      2,311,099 EUR                   1,741,000         1/4/2005                  55,418
----------------------------------------------------------------------------------------------------------------------------
USD                                     12,306,983 NZD                  17,231,000         1/5/2005                 131,485
----------------------------------------------------------------------------------------------------------------------------
USD                                     36,776,353 CAD                  44,230,000         2/1/2005                 131,856
----------------------------------------------------------------------------------------------------------------------------
USD                                     36,771,506 AUD                  47,252,000         2/5/2005                 165,183
----------------------------------------------------------------------------------------------------------------------------
GBP                                     18,587,000 USD                  35,854,323         1/4/2005                 179,166
----------------------------------------------------------------------------------------------------------------------------
USD                                     36,665,104 GBP                  19,228,000         1/4/2005                 240,363
----------------------------------------------------------------------------------------------------------------------------
USD                                     35,433,493 AUD                  45,817,000         1/4/2005                 470,096
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                     1,620,099
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               Unrealized
           Contracts to Deliver                      In Exchange For                 Date                    Depreciation
---------------------------------------------------------------------------------------------------------------------------
AUD                                   6,000 USD                      4,672         1/4/2005                            (30)
---------------------------------------------------------------------------------------------------------------------------
USD                               3,990,425 JPY                408,420,000         1/4/2005                         (3,552)
---------------------------------------------------------------------------------------------------------------------------
NZD                               1,538,000 USD                  1,103,715         1/5/2005                         (6,515)
---------------------------------------------------------------------------------------------------------------------------
CHF                               2,591,000 USD                  2,264,979         1/4/2005                        (14,068)
---------------------------------------------------------------------------------------------------------------------------
USD                               4,911,853 CHF                  5,564,000         1/4/2005                        (17,752)
---------------------------------------------------------------------------------------------------------------------------
USD                               6,727,768 EUR                  4,936,000         1/4/2005                        (18,332)
---------------------------------------------------------------------------------------------------------------------------
NZD                              17,672,000 USD                 12,723,840         1/5/2005                        (32,971)
---------------------------------------------------------------------------------------------------------------------------
CHF                               2,973,000 USD                  2,569,110         1/4/2005                        (45,945)
---------------------------------------------------------------------------------------------------------------------------
USD                               7,380,984 GBP                  3,816,000         1/4/2005                        (56,703)
---------------------------------------------------------------------------------------------------------------------------
JPY                              36,726,000 USD                  3,222,443         1/4/2005                        (64,574)
---------------------------------------------------------------------------------------------------------------------------
USD                               6,293,103 CAD                  7,437,000         1/4/2005                        (86,184)
---------------------------------------------------------------------------------------------------------------------------
CAD                              44,230,000 USD                 36,781,705         1/4/2005                       (132,645)
---------------------------------------------------------------------------------------------------------------------------
AUD                              47,252,000 USD                 36,856,560         1/4/2005                       (171,539)
---------------------------------------------------------------------------------------------------------------------------
USD                              35,787,410 GBP                 18,587,000         2/2/2005                       (184,192)
---------------------------------------------------------------------------------------------------------------------------
USD                              29,184,946 CAD                 34,726,000         1/4/2005                       (202,633)
---------------------------------------------------------------------------------------------------------------------------
EUR                               8,297,000 USD                 11,055,338         1/4/2005                       (222,659)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                   (1,260,294)
------------------------------------------------------------------------------------------------------------------------------------


Currency Abbreviation
------------------------------------------------------------------------------
AUD                                      Australian Dollar
------------------------------------------------------------------------------
CAD                                      Canadian Dollar
------------------------------------------------------------------------------
CHF                                      Swiss Franc
------------------------------------------------------------------------------
EUR                                      Euros
------------------------------------------------------------------------------
GBP                                      British Pounds
------------------------------------------------------------------------------
JPY                                      Japanese Yen
------------------------------------------------------------------------------
NZD                                      New Zealand Dollar
------------------------------------------------------------------------------
USD                                      United States Dollar
------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Long Range Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Long Range Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005